Cover Page	Sep. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 28, 2026
Entity Registrant Name	MATTHEWS INTERNATIONAL CORP
Entity Incorporation, State or Country Code	PA
Entity File Number	0-09115
Entity Tax Identification Number	25-0644320
Entity Address, Address Line One	Two Northshore Center
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15212-5851
City Area Code	412
Local Phone Number	442-8200
Title of 12(b) Security	Class A Common Stock, $1.00 par value
Trading Symbol	MATW
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000063296
Amendment Flag	false